Cash Flow Information - Schedule of Cash Flow Information (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Reconciliation from net loss after tax to net cash used in operations
Net loss	$ (228,243,769)	$ (51,871,823)	$ (139,446,204)
Non-cash flows included in operating loss:
Depreciation (note 10)	19,443	1,088	6,642
Amortisation (note 15)	10,953	10,161	19,359
Listing expenses			76,007,159
Merger expenses			962,500
Gain on derecognition of warrants	(10,918,539)
Gain/loss on fair value of warrants (note 21)	120,872,053	(49,534)	20,623,381
Gain on extinguishment of liability (note 22)	2,170,000	(235,350)
Transaction costs for PIPE Warrants (Financial liability)		25,703
Finance expenses	14,651,748	(480,000)	28,710,000
Investment in Saudi and Romanian Joint Venture (classified as investing activities)	(272,807)
Share based payment expense (note 25)	65,994,203	30,566,894	608,156
Impairment of investment of equity-accounted associate, net of tax (note 14)	279,386
Impairment of investment of equity-accounted joint venture, net of tax (note 13)
Issue of shares to directors and management in lieu of fees (note 24)		1,079,318	182,534
Share of net losses of associate (note 14)	70,682	(6,829)	2,263
Share of net profits of JV accounted for using the equity method (note 13)	1,054,949	(701,978)
Foreign exchange	(1,347,369)	(40,777)	91,381
Changes in assets and liabilities:
(Increase) / Decrease in trade and other receivables	(3,292)	790,038	(2,385,927)
(Increase) / Decrease in prepaid expenses	24,462	682,278
(Increase) / Decrease in restricted cash		(447,516)
Increase / (Decrease) in trade and other payables	4,184,154	4,709,135	9,959,378
Increase / (Decrease) in provisions	78,939	3,254	16,742
Increase / (Decrease) in related party payable	(183,723)	1,585,995
Fair value of identifiable net assets of Sizzle at 29 February 2024 (note 30)			(10,473,822)
Other	1,888,139	(117,208)	(5,899)
Net cash (used in) operating activities	$ (29,670,388)	$ (14,497,151)	$ (15,122,354)